Consolidated Statements of Stockholders' Equity (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2008	$ 0	$ 12,568,583	$ 15,042,781	$ 35,785,317	$ (121,657)	$ (1,613,020)	$ 61,662,004
Comprehensive Income
Net Income (loss)				382,491			382,491
Change in unrealized gain (loss) on securities available for sale, net of reclassification adjustment and tax effect					1,428,682		1,428,682
Total comprehensive income (loss)							1,811,173
Dividends on common stock, $0.36 per share				(1,752,492)			(1,752,492)
Expense of stock option plan			143,261				143,261
Shares repurchased under stock repurchase plan						(156,291)	(156,291)
Balance at Dec. 31, 2009	0	12,568,583	15,186,042	34,415,316	1,307,025	(1,769,311)	61,707,655
Comprehensive Income
Net Income (loss)				(15,613,210)			(15,613,210)
Change in unrealized gain (loss) on securities available for sale, net of reclassification adjustment and tax effect					(119,511)		(119,511)
Total comprehensive income (loss)							(15,732,721)
Expense of stock option plan			49,164				49,164
Balance at Dec. 31, 2010	0	12,568,583	15,235,206	18,802,106	1,187,514	(1,769,311)	46,024,098
Comprehensive Income
Net Income (loss)				1,663,899			1,663,899
Change in unrealized gain (loss) on securities available for sale, net of reclassification adjustment and tax effect					155,615		155,615
Total comprehensive income (loss)							1,819,514
Expense of stock option plan			87,976				87,976
Balance at Dec. 31, 2011	$ 0	$ 12,568,583	$ 15,323,182	$ 20,466,005	$ 1,343,129	$ (1,769,311)	$ 47,931,588